Other income	12 Months Ended
Dec. 31, 2020
Component of Operating Income [Abstract]
Other income	Other income
Other income consisted of the following for the years ended December 31, 2020, 2019 and 2018:

	Year Ended December 31,
	2020	2019	2018
Management fees	$9,701	$12,445	$14,539
Interest and other income	73,304	53,794	47,025
	$83,005	$66,239	$61,564